INCOME TAXES (Details 4) (USD $)	Dec. 31, 2012	Jan. 02, 2012	Dec. 31, 2011
Deferred tax assets by jurisdiction
Foreign Tax Credit (FTC)	$ 22,000,000,000
General Business Credits (GBC)	2,600,000,000
Other	2,651,000,000	58,000,000	2,127,000,000
Net deferred tax asset	55,322,000,000		51,530,000,000
U.S. Federal
Deferred tax assets by jurisdiction
Foreign Tax Credit (FTC)	22,000,000,000		15,800,000,000
General Business Credits (GBC)	2,600,000,000		2,100,000,000
Future Tax Deductions and Credits	22,000,000,000		23,000,000,000
Other	900,000,000		1,400,000,000
Net deferred tax asset	47,500,000,000		42,300,000,000
Deferred tax liabilities that will reverse in the relevant carryforward period	2,000,000,000
Tax carryforwards related to companies that file U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return	800,000,000		1,200,000,000
State and Local
Deferred tax assets by jurisdiction
Future Tax Deductions and Credits	2,600,000,000		2,200,000,000
Net deferred tax asset	4,500,000,000		4,200,000,000
New York
Deferred tax assets by jurisdiction
Net operating loss (NOL)	1,300,000,000		1,300,000,000
Other state
Deferred tax assets by jurisdiction
Net operating loss (NOL)	600,000,000		700,000,000
Foreign
Deferred tax assets by jurisdiction
Future Tax Deductions and Credits	1,900,000,000		2,700,000,000
Net deferred tax asset	3,300,000,000		5,000,000,000
APB 23 Subsidiaries
Deferred tax assets by jurisdiction
Net operating loss (NOL)	200,000,000		500,000,000
Non-APB 23 Subsidiaries
Deferred tax assets by jurisdiction
Net operating loss (NOL)	$ 1,200,000,000		$ 1,800,000,000